PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 27 .6%
55,425  iShares Core S&P Mid-
Cap ETF
$ 3,430,253
6 .7
17,647  iShares Core S&P
Small-Cap ETF
2,055,875
4 .0
146,350  Vanguard FTSE
Developed Markets
ETF
7,667,277
15 .0
21,208  Vanguard FTSE
Emerging Markets ETF
948,422
1 .9
Total Exchange-Traded
Funds
(Cost $12,180,331)
14,101,827
27 .6
MUTUAL FUNDS : 72 .4%
Affiliated Investment Companies : 17 .0%
290,050  Voya Intermediate
Bond Fund - Class R6
2,581,444
5 .1
410,542  Voya Multi-Manager
International Equity
Fund - Class I
4,573,435
8 .9
133,553  Voya VACS Series
EME Fund
1,541,205
3 .0
8,696,084
17 .0
Unaffiliated Investment Companies : 55 .4%
456,101  Nuveen S&P 500 Index
Fund - Class R6
28,364,915
55 .4
Total Mutual Funds
(Cost $30,490,680)
37,060,999
72 .4
Total Long-Term
Investments
(Cost $42,671,011)
51,162,826
100 .0
Total Investments in
Securities
(Cost $42,671,011) $ 51,162,826 100 .0
Assets in Excess of
Other Liabilities 11,556 0.0
Net Assets $ 51,174,382 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 14,101,827 $ — $ — $ 14,101,827
Mutual Funds 37,060,999 — — 37,060,999
Total Investments, at fair value $ 51,162,826 $ — $ — $ 51,162,826
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,806,841 $ 746,768 $ (54,598) $ 82,433 $ 2,581,444 $ 26,863 $ (111) $ —
Voya Multi-Manager International
Equity Fund - Class I
4,039,616 921,614 (574,822) 187,027 4,573,435 — 48,821 —
Voya VACS Series EME Fund
1,389,465 196,089 (100,042) 55,693 1,541,205 — 9,745 —
$ 7,235,922 $ 1,864,471 $ (729,462) $ 325,153 $ 8,696,084 $ 26,863 $ 58,455 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,491,815
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 8,491,815